UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2017

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 57.6%
Aerospace - 0.9%
CPI International, Inc., 8.75%, 2/15/2018	$190,000	$192,345
KLX, Inc., 5.875%, 12/01/2022 (z)	30,000	31,425
TransDigm, Inc., 6.5%, 7/15/2024	125,000	125,156
Transdigm, Inc., 6.375%, 6/15/2026 (z)	20,000	19,700

		$368,626
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.714%, 12/10/2049	$220,000	$16,940
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039 (i)(z)	67,799	472

		$17,412
Automotive - 0.2%
Gates Global LLC, 6%, 7/15/2022 (n)	$75,000	$73,969

Broadcasting - 1.6%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	$55,000	$57,303
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	40,000	40,360
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	100,000	104,400
iHeartMedia, Inc., 9%, 3/01/2021	87,000	65,033
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	110,000	122,100
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	35,000	36,750
Match Group, Inc., 6.375%, 6/01/2024	70,000	75,075
Netflix, Inc., 5.375%, 2/01/2021	70,000	75,163
Netflix, Inc., 5.875%, 2/15/2025	40,000	43,400
Netflix, Inc., 4.375%, 11/15/2026 (n)	40,000	39,250

		$658,834
Building - 2.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (z)	$55,000	$57,200
Allegion PLC, 5.875%, 9/15/2023	43,000	45,795
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	120,000	125,100
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	95,000	101,888
Gibraltar Industries, Inc., 6.25%, 2/01/2021	95,000	98,147
HD Supply, Inc., 5.75%, 4/15/2024 (n)	65,000	68,413
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	90,000	91,800
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	95,000	97,969
Standard Industries, Inc., 6%, 10/15/2025 (n)	55,000	58,025
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	130,000	134,225

		$878,562
Business Services - 0.7%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$100,000	$103,250
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	10,000	9,775
Equinix, Inc., 4.875%, 4/01/2020	55,000	56,513
Equinix, Inc., 5.375%, 1/01/2022	25,000	26,438
Equinix, Inc., 5.375%, 4/01/2023	35,000	36,622
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	40,000	41,900
Iron Mountain, Inc., REIT, 6%, 8/15/2023	30,000	31,800

		$306,298
Cable TV - 3.6%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$200,000	$209,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	180,000	186,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		$115,000	$120,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		25,000	26,031
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		55,000	58,283
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		90,000	92,475
DISH DBS Corp., 5%, 3/15/2023		90,000	88,538
DISH DBS Corp., 5.875%, 11/15/2024		75,000	75,844
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		60,000	51,563
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		80,000	56,000
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		20,000	20,750
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	100,000	122,928
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$85,000	85,690
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		60,000	63,863
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		45,000	45,788
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		200,000	206,750

			$1,511,503
Chemicals - 1.0%
Chemours Co., 6.625%, 5/15/2023		$70,000	$69,650
Chemours Co., 7%, 5/15/2025		30,000	29,895
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		65,000	74,100
Tronox Finance LLC, 6.375%, 8/15/2020		120,000	115,350
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		125,000	121,875

			$410,870
Computer Software - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$70,000	$75,578
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		30,000	31,646
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)		80,000	79,900
VeriSign, Inc., 4.625%, 5/01/2023		35,000	35,382

			$222,506
Computer Software - Systems - 0.8%
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		$95,000	$99,750
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		115,000	116,977
Western Digital Corp., 10.5%, 4/01/2024 (n)		90,000	105,975

			$322,702
Conglomerates - 2.1%
Amsted Industries Co., 5%, 3/15/2022 (n)		$135,000	$135,338
Apex Tool Group, 7%, 2/01/2021 (n)		95,000	87,875
EnerSys, 5%, 4/30/2023 (n)		145,000	147,538
Enpro Industries, Inc., 5.875%, 9/15/2022		125,000	130,000
Entegris, Inc., 6%, 4/01/2022 (n)		172,000	179,740
Gardner Denver, Inc., 6.875%, 8/15/2021 (n)		115,000	114,713
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		95,000	96,900

			$892,104
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$125,000	$26,406

Consumer Products - 0.6%
NBTY, Inc., 7.625%, 5/15/2021 (n)		$95,000	$99,513
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		55,000	56,650
Spectrum Brands, Inc., 6.125%, 12/15/2024		10,000	10,575
Spectrum Brands, Inc., 5.75%, 7/15/2025		75,000	78,375

			$245,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - 2.0%
ADT Corp., 6.25%, 10/15/2021	$165,000	$179,438
Garda World Security Corp., 7.25%, 11/15/2021 (n)	80,000	76,600
Garda World Security Corp., 7.25%, 11/15/2021 (n)	50,000	47,875
Interval Acquisition Corp., 5.625%, 4/15/2023	170,000	173,400
Mobile Mini, Inc., 5.875%, 7/01/2024	80,000	83,400
Monitronics International, Inc., 9.125%, 4/01/2020	145,000	141,013
Service Corp. International, 5.375%, 5/15/2024	50,000	52,375
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	95,000	96,188

		$850,289
Containers - 2.1%
Berry Plastics Group, Inc., 5.5%, 5/15/2022	$125,000	$130,000
Berry Plastics Group, Inc., 6%, 10/15/2022	30,000	31,763
Crown American LLC, 4.25%, 9/30/2026 (n)	45,000	43,031
Multi-Color Corp., 6.125%, 12/01/2022 (n)	115,000	121,613
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	114,000	118,988
Reynolds Group, 5.75%, 10/15/2020	50,000	51,479
Reynolds Group, 8.25%, 2/15/2021	39,881	41,058
Reynolds Group, 5.125%, 7/15/2023 (n)	70,000	71,589
Reynolds Group, 7%, 7/15/2024 (n)	40,000	42,620
Sealed Air Corp., 4.875%, 12/01/2022 (n)	115,000	118,594
Sealed Air Corp., 5.125%, 12/01/2024 (n)	25,000	25,906
Signode Industrial Group, 6.375%, 5/01/2022 (n)	105,000	106,575

		$903,216
Electronics - 0.2%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$40,000	$41,975
Sensata Technologies B.V., 5%, 10/01/2025 (n)	60,000	59,970

		$101,945
Emerging Market Sovereign - 0.7%
Republic of Ecuador, 10.5%, 3/24/2020 (n)	$200,000	$218,500
Republic of Venezuela, 7%, 3/31/2038	203,000	90,335

		$308,835
Energy - Independent - 3.4%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)	$200,000	$40
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (z)	95,000	102,125
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	115,000	118,019
Concho Resources, Inc., 5.5%, 4/01/2023	65,000	67,438
Consol Energy, Inc., 5.875%, 4/15/2022	65,000	62,888
Consol Energy, Inc., 8%, 4/01/2023	115,000	117,875
Continental Resources, Inc., 4.5%, 4/15/2023	125,000	123,438
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	105,000	108,413
Gulfport Energy Corp., 6%, 10/15/2024 (n)	75,000	76,406
Gulfport Energy Corp., 6.375%, 5/15/2025 (z)	25,000	25,625
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	110,000	114,950
Range Resources Corp., 4.875%, 5/15/2025	125,000	121,650
Rice Energy, Inc., 7.25%, 5/01/2023	100,000	107,250
Sanchez Energy Corp., 6.125%, 1/15/2023	145,000	139,200
Seven Generations Energy, 8.25%, 5/15/2020 (n)	45,000	47,756
Whiting Petroleum Corp., 6.25%, 4/01/2023	105,000	106,050

		$1,439,123

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 0.2%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$72,000	$80,885

Entertainment - 0.8%
Cedar Fair LP, 5.25%, 3/15/2021	$105,000	$108,195
Cedar Fair LP, 5.375%, 6/01/2024	35,000	36,050
Cinemark USA, Inc., 5.125%, 12/15/2022	50,000	51,375
Cinemark USA, Inc., 4.875%, 6/01/2023	15,000	15,111
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	90,000	92,475
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (z)	55,000	54,588

		$357,794
Financial Institutions - 2.8%
Aircastle Ltd., 5.125%, 3/15/2021	$40,000	$42,050
Aircastle Ltd., 5.5%, 2/15/2022	40,000	41,996
CIT Group, Inc., 5.25%, 3/15/2018	40,000	41,340
CIT Group, Inc., 6.625%, 4/01/2018 (n)	119,000	125,010
CIT Group, Inc., 5.5%, 2/15/2019 (n)	23,000	24,198
Credit Acceptance Corp., 6.125%, 2/15/2021	12,000	12,180
Credit Acceptance Corp., 7.375%, 3/15/2023	70,000	71,824
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	75,000	76,125
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	290,000	301,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	40,000	40,750
Navient Corp., 8%, 3/25/2020	135,000	145,125
Navient Corp., 7.25%, 1/25/2022	110,000	113,163
Navient Corp., 7.25%, 9/25/2023	45,000	45,338
Navient Corp., 6.125%, 3/25/2024	50,000	47,313
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (z)	75,000	77,025

		$1,205,037
Food & Beverages - 1.3%
Aramark Services, Inc., 4.75%, 6/01/2026 (z)	$65,000	$64,740
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	115,000	118,738
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	45,000	45,113
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	20,000	20,025
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	80,000	84,585
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	115,000	120,050
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	100,000	104,500

		$557,751
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$65,000	$36,075

Gaming & Lodging - 2.3%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$109,000	$112,835
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	95,000	101,888
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	10,000	10,425
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	145,000	151,888
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	120,000	123,729
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	35,000	36,531
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	105,000	108,549
MGM Resorts International, 6.625%, 12/15/2021	90,000	100,350
MGM Resorts International, 6%, 3/15/2023	70,000	75,250
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	107,100
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	40,000	40,400

		$968,945

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Industrial - 0.3%
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	$105,000	$110,644

Insurance - Health - 0.2%
Centene Corp., 5.625%, 2/15/2021	$35,000	$36,743
Centene Corp., 6.125%, 2/15/2024	60,000	63,750

		$100,493
Machinery & Tools - 0.7%
CNH Industrial Capital LLC, 4.375%, 11/06/2020	$75,000	$77,719
CNH Industrial N.V., 4.5%, 8/15/2023	50,000	50,030
H&E Equipment Services Co., 7%, 9/01/2022	145,000	152,795
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (a)(d)(n)	60,000	26,995

		$307,539
Major Banks - 0.8%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$205,000	$213,713
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/31/2049	135,000	138,713

		$352,426
Medical & Health Technology & Services - 3.8%
AmSurg Corp., 5.625%, 7/15/2022	$85,000	$87,550
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	115,000	83,663
DaVita, Inc., 5.125%, 7/15/2024	10,000	9,875
DaVita, Inc., 5%, 5/01/2025	110,000	107,360
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)	35,000	36,838
HCA, Inc., 7.5%, 2/15/2022	150,000	170,625
HCA, Inc., 5.875%, 3/15/2022	30,000	32,588
HCA, Inc., 5%, 3/15/2024	90,000	93,713
HCA, Inc., 5.375%, 2/01/2025	100,000	102,000
HCA, Inc., 5.875%, 2/15/2026	40,000	41,600
HealthSouth Corp., 5.125%, 3/15/2023	105,000	104,475
LifePoint Health, Inc., 5.375%, 5/01/2024 (n)	70,000	67,025
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	85,000	87,763
Quorum Health Corp., 11.625%, 4/15/2023 (n)	75,000	70,500
Tenet Healthcare Corp., 8%, 8/01/2020	190,000	191,188
Tenet Healthcare Corp., 8.125%, 4/01/2022	150,000	151,500
Tenet Healthcare Corp., 6.75%, 6/15/2023	100,000	94,500
Universal Health Services, Inc., 7.625%, 8/15/2020	105,000	104,213

		$1,636,976
Medical Equipment - 0.5%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$100,000	$104,250
Teleflex, Inc., 5.25%, 6/15/2024	80,000	82,400
Teleflex, Inc., 4.875%, 6/01/2026	30,000	29,850

		$216,500
Metals & Mining - 2.5%
Commercial Metals Co., 4.875%, 5/15/2023	$80,000	$81,600
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	85,000	87,125
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	85,000	78,413
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (z)	15,000	15,375
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (z)	98,000	102,165
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	45,000	38,700
GrafTech International Co., 6.375%, 11/15/2020	85,000	69,913
Kaiser Aluminum Corp., 5.875%, 5/15/2024	75,000	78,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Kinross Gold Corp., 5.125%, 9/01/2021	$45,000	$46,800
Kinross Gold Corp., 5.95%, 3/15/2024	45,000	47,216
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	50,000	53,021
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	85,000	92,650
Steel Dynamics, Inc., 5.125%, 10/01/2021	45,000	46,575
Steel Dynamics, Inc., 5.5%, 10/01/2024	45,000	47,756
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	80,000	79,800
Suncoke Energy, Inc., 7.625%, 8/01/2019	14,000	13,893
TMS International Corp., 7.625%, 10/15/2021 (n)	90,000	89,775

		$1,069,340
Midstream - 3.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$110,000	$112,750
Crestwood Midstream Partners LP, 6%, 12/15/2020	95,000	97,850
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	25,000	25,850
Energy Transfer Equity LP, 7.5%, 10/15/2020	175,000	196,438
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	95,000	95,475
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	160,000	199,729
ONEOK, Inc., 7.5%, 9/01/2023	55,000	63,938
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	145,000	157,325
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	100,000	108,875
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	69,000	74,951
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	50,000	50,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	45,000	46,125
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	145,000	150,256
Williams Cos., Inc., 4.55%, 6/24/2024	115,000	116,438

		$1,496,750
Network & Telecom - 0.9%
Centurylink, Inc., 6.45%, 6/15/2021	$15,000	$15,938
Centurylink, Inc., 7.65%, 3/15/2042	95,000	86,391
Frontier Communications Corp., 6.25%, 9/15/2021	55,000	51,425
Frontier Communications Corp., 7.125%, 1/15/2023	70,000	62,650
Frontier Communications Corp., 9%, 8/15/2031	70,000	60,353
Telecom Italia Capital, 6%, 9/30/2034	35,000	34,475
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	60,000	61,428

		$372,660
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/2022	$125,000	$111,719
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (z)	20,000	20,450
Weatherford International Ltd., 8.25%, 6/15/2023	155,000	158,100

		$290,269
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$105,000	$112,172
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	110,000	113,850

		$226,022
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$200,000	$245,000

Pharmaceuticals - 1.2%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$135,000	$122,175
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	110,000	102,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	$60,000	$51,675
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	155,000	140,275
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	45,000	39,094
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	55,000	46,207

		$501,451
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$160,000	$163,600
Teck Resources Ltd., 4.5%, 1/15/2021	45,000	45,788
Teck Resources Ltd., 8%, 6/01/2021 (n)	40,000	44,100
Teck Resources Ltd., 3.75%, 2/01/2023	30,000	29,138

		$282,626
Printing & Publishing - 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$130,000	$132,763
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	80,000	83,500
TEGNA, Inc., 4.875%, 9/15/2021 (n)	45,000	46,125
TEGNA, Inc., 6.375%, 10/15/2023	60,000	63,450

		$325,838
Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$160,000	$165,600
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	90,000	88,425

		$254,025
Real Estate - Other - 0.7%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$135,000	$141,075
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	100,000	103,500
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)	60,000	60,975

		$305,550
Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$60,000	$60,700

Retailers - 1.1%
Dollar Tree, Inc., 5.75%, 3/01/2023	$130,000	$137,670
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	62,000	61,225
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	85,000	83,725
Rite Aid Corp., 9.25%, 3/15/2020	40,000	41,352
Rite Aid Corp., 6.75%, 6/15/2021	30,000	31,200
Rite Aid Corp., 6.125%, 4/01/2023 (n)	70,000	72,888
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	50,000	52,250

		$480,310
Specialty Chemicals - 1.1%
A. Schulman, Inc., 6.875%, 6/01/2023 (z)	$100,000	$105,500
Chemtura Corp., 5.75%, 7/15/2021	135,000	140,400
Koppers, Inc., 6%, 2/15/2025 (z)	60,000	62,100
Univar USA, Inc., 6.75%, 7/15/2023 (n)	170,000	176,800

		$484,800
Specialty Stores - 0.7%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$110,000	$108,075
Group 1 Automotive, Inc., 5%, 6/01/2022	120,000	121,500
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	85,000	87,338

		$316,913

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supermarkets - 0.2%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$95,000	$99,009

Telecommunications - Wireless - 3.1%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$200,000	$211,500
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	159,912
Sprint Capital Corp., 6.875%, 11/15/2028	105,000	108,150
Sprint Corp., 7.875%, 9/15/2023	130,000	142,025
Sprint Corp., 7.125%, 6/15/2024	125,000	130,625
Sprint Nextel Corp., 9%, 11/15/2018 (n)	50,000	54,750
Sprint Nextel Corp., 6%, 11/15/2022	125,000	126,875
T-Mobile USA, Inc., 6.125%, 1/15/2022	10,000	10,575
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	80,820
T-Mobile USA, Inc., 6.25%, 4/01/2021	140,000	145,068
T-Mobile USA, Inc., 6.633%, 4/28/2021	50,000	52,125
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	76,913

		$1,299,338
Telephone Services - 0.3%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$25,000	$25,281
Level 3 Financing, Inc., 5.375%, 5/01/2025	100,000	102,063

		$127,344
Transportation - Services - 0.4%
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	$97,000	$88,028
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	65,000	44,566
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	20,000	18,475
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)	28,000	4,900

		$155,969
Utilities - Electric Power - 1.5%
Calpine Corp., 5.5%, 2/01/2024	$120,000	$117,000
Calpine Corp., 5.75%, 1/15/2025	80,000	78,200
Covanta Holding Corp., 7.25%, 12/01/2020	95,000	97,803
Covanta Holding Corp., 6.375%, 10/01/2022	35,000	36,094
Covanta Holding Corp., 5.875%, 3/01/2024	65,000	64,675
Dynegy, Inc., 7.375%, 11/01/2022	35,000	34,563
Dynegy, Inc., 8%, 1/15/2025 (n)	30,000	28,800
NRG Energy, Inc., 6.625%, 3/15/2023	110,000	113,300
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	75,000	78,469

		$648,904
Total Bonds		$24,512,196

Common Stocks - 35.6%
Broadcasting - 1.4%
Time Warner, Inc.	5,979	$579,066

Brokerage & Asset Managers - 2.9%
BlackRock, Inc.	1,279	$478,320
NASDAQ, Inc.	10,559	744,832

		$1,223,152
Business Services - 1.2%
Accenture PLC, “A”	4,629	$527,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 2.6%
3M Co.	2,830	$494,741
PPG Industries, Inc.	6,147	614,761

		$1,109,502
Construction - 1.0%
Sherwin-Williams Co.	1,414	$429,587

Electrical Equipment - 1.2%
Johnson Controls International PLC	11,551	$508,013

Electronics - 1.9%
Texas Instruments, Inc.	10,492	$792,566

Food & Beverages - 2.0%
General Mills, Inc.	5,719	$357,323
Nestle S.A., ADR	7,088	518,983

		$876,306
Food & Drug Stores - 1.2%
CVS Health Corp.	6,524	$514,156

Insurance - 3.0%
Aon PLC	4,980	$561,246
Travelers Cos., Inc.	5,956	701,498

		$1,262,744
Major Banks - 2.9%
JPMorgan Chase & Co.	8,234	$696,843
Wells Fargo & Co.	9,401	529,558

		$1,226,401
Medical Equipment - 3.4%
Danaher Corp.	5,599	$469,868
Medtronic PLC	6,273	476,873
Thermo Fisher Scientific, Inc.	3,303	503,344

		$1,450,085
Oil Services - 1.1%
Schlumberger Ltd.	5,691	$476,394

Other Banks & Diversified Financials - 3.8%
Citigroup, Inc.	15,310	$854,757
U.S. Bancorp	14,247	750,105

		$1,604,862
Pharmaceuticals - 1.9%
Johnson & Johnson	3,464	$392,298
Merck & Co., Inc.	6,478	401,571

		$793,869
Printing & Publishing - 1.3%
Moody’s Corp.	5,339	$553,494

Tobacco - 1.3%
Philip Morris International, Inc.	5,942	$571,204

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 1.5%
Duke Energy Corp.	8,416	$660,993
Total Common Stocks		$15,159,498

Floating Rate Loans (g)(r) - 1.3%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.96%, 2/28/2020	$66,689	$66,522

Broadcasting - 0.1%
Mission Broadcasting Inc. Term Loan B, 3.77%, 1/17/2024 (o)	$3,286	$3,314
Nexstar Broadcasting Inc. Term Loan B, 3.77%, 1/17/2024 (o)	35,660	35,972

		$39,286
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4.25%, 2/03/2022	$34,058	$34,356

Computer Software - Systems - 0.1%
Sabre, Inc., Term Loan B, 4%, 2/19/2019	$32,500	$32,656

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan, 3.37%, 6/23/2022	$30,665	$30,980

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.28%, 3/06/2020	$42,820	$43,034
Six Flags Theme Parks, Inc., Term Loan B, 6/30/2022 (o)	32,500	32,774

		$75,808
Food & Beverages - 0.1%
Pinnacle Foods Finance LLC, Term Loan I, 3.53%, 1/13/2023	$32,337	$32,453

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/2021	$75,808	$76,684

Transportation - Services - 0.3%
Commercial Barge Line Co., Term Loan, 9.75%, 11/12/2020	$160,499	$152,073
Total Floating Rate Loans		$540,818

Money Market Funds - 5.0%
MFS Institutional Money Market Portfolio, 0.62% (v)	2,136,759	$2,136,759
Total Investments		$42,349,271

Other Assets, Less Liabilities - 0.5%		205,981
Net Assets - 100.0%		$42,555,252

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,859,867, representing 23.2% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
A. Schulman, Inc., 6.875%, 6/01/2023	12/02/16-1/19/17	$105,103	$105,500
ABC Supply Co., Inc., 5.75%, 12/15/2023	1/26/17-1/31/17	57,300	57,200
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	12/20/16-1/05/17	96,268	102,125
Aramark Services, Inc., 4.75%, 6/01/2026	12/20/16-1/19/17	64,449	64,740
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	5/25/16	14,381	15,375
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	10/17/16-1/24/17	102,648	102,165
Gulfport Energy Corp., 6.375%, 5/15/2025	12/15/16	25,000	25,625
KLX, Inc., 5.875%, 12/01/2022	1/09/17-1/13/17	31,241	31,425
Koppers, Inc., 6%, 2/15/2025	1/19/17-1/26/17	60,275	62,100
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039	7/20/04	850	472
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024	1/20/17-1/23/17	75,738	77,025
Six Flags Entertainment Corp., 4.875%, 7/31/2024	12/08/16-1/12/17	54,604	54,588
Transdigm, Inc., 6.375%, 6/15/2026	1/23/17	19,950	19,700
Trinidad Drilling Ltd., 6.625%, 2/15/2025	1/27/17	20,000	20,450
Total Restricted Securities			$738,490
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 1/31/17

Forward Foreign Currency Exchange Contracts at 1/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Citibank N.A.	111,755	3/10/17	$120,290	$120,818	$(528)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$15,159,498	$—	$—	$15,159,498
Non-U.S. Sovereign Debt	—	308,835	—	308,835
U.S. Corporate Bonds	—	21,533,890	—	21,533,890
Commercial Mortgage-Backed Securities	—	17,412	—	17,412
Foreign Bonds	—	2,652,059	—	2,652,059
Floating Rate Loans	—	540,818	—	540,818
Mutual Funds	2,136,759	—	—	2,136,759
Total Investments	$17,296,257	$25,053,014	$—	$42,349,271

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(528)	$—	$(528)

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$37,996,910
Gross unrealized appreciation	5,277,432
Gross unrealized depreciation	(925,071)
Net unrealized appreciation (depreciation)	$4,352,361

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,491,200	2,716,502	(2,070,943)	2,136,759

Underlying Affiliated Fund	Realized Gains (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,584	$2,136,759

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: March 20, 2017

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: March 20, 2017

*	Print name and title of each signing officer under his or her signature.